As filed with the Securities and Exchange Commission on March 14, 2008
Registration No. 2-83397 Investment Company Act File No. 811-1436

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No. _____	/ /
Post-Effective Amendment No. 42	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. ____	/X/
Capstone Series Fund, Inc. (Exact Name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100, Houston, Texas 77057 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (713) 260-9000
David J. Harris, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b).
/x/ on March 31, 2008 pursuant to paragraph (b).
/ / 60 days after filing pursuant to paragraph (a)(i).
/ / on (date) pursuant to paragraph (a)(i).
/ / 75 days after filing pursuant to paragraph (a)(ii).
/ / on  (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 42 to the registration statement of Capstone Series Fund, Inc. (the "Fund") incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Fund's Post-Effective Amendment No. 41, which was filed with the Securities and Exchange Commission on January 28, 2008. This Post-Effective Amendment No. 42 is filed to extend the effective date of the Post-Effective Amendment No. 41 to March 31, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 42 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 14th day of March, 2008.

CAPSTONE SERIES FUND, INC.

Registrant

By: /s/EDWARD L. JAROSKI
Edward L. Jaroski, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 42 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date

/s/ EDWARD L. JAROSKI Edward L. Jaroski	President, Chairman of the Board & Director (Principal Executive Officer)	March 14, 2008

/s/ RICHARD A. NUNN Richard A. Nunn	Senior Vice President, Secretary, Principal Financial & Accounting Officer and Chief Compliance Officer	March 14, 2008

/s/ CARLA HOMER Carla Homer	Treasurer	March 14, 2008

JAMES F. LEARY* James F. Leary	Director	March 14, 2008

JOHN R. PARKER* John R. Parker	Director	March 14, 2008

LEONARD B. MELLEY, JR.* Leonard B. Melley, Jr.	Director	March 14, 2008

JOHN M. BRIGGS* John M. Briggs	Director	March 14, 2008

*By:	/s/EDWARD L. JAROSKI Edward L. Jaroski, Attorney-In-Fact

_______

*    Pursuant to Power of Attorney filed herewith.